UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6001

Oppenheimer Global Opportunities Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: September 30

Date of reporting period: 6/30/2014

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS    June 30, 2014    Unaudited

	Shares	Value
Common Stocks—98.7%
Consumer Discretionary—24.2%
Automobiles—2.6%
Tesla Motors, Inc.[1]	400,000	$96,024,000

Diversified Consumer Services—0.8%
Sotheby’s	700,000	29,393,000

Hotels, Restaurants & Leisure—4.2%
Chipotle Mexican Grill, Inc.[1]	100,000	59,251,000
InterContinental Hotels Group plc	1,300,000	53,789,045
J.D. Wetherspoon plc	3,000,000	40,596,576

		153,636,621

Household Durables—1.3%
iRobot Corp.[1]	1,200,000	49,140,000

Internet & Catalog Retail—3.0%
ASKUL Corp.	600,000	16,148,050
ASOS plc[1]	700,000	35,379,642
Rakuten, Inc.	3,000,000	38,857,317
Shutterfly, Inc.[1]	500,000	21,530,000

		111,915,009

Leisure Products—0.5%
LeapFrog Enterprises, Inc.[1]	2,500,000	18,375,000

Media—5.0%
CyberAgent, Inc.	1,300,000	52,723,357
DreamWorks Animation SKG, Inc., Cl. A1	1,400,000	32,564,000
Havas SA	4,000,000	32,878,432
Perform Group plc[1]	7,000,000	27,923,140
Technicolor SA1	4,611,903	37,354,367

		183,443,296

Specialty Retail—3.6%
Jin Co. Ltd.	600,000	19,145,481
L’Occitane International SA	8,000,000	17,859,107
SuperGroup plc[1]	3,000,000	54,217,804
Urban Outfitters, Inc.[1]	1,200,000	40,632,000

		131,854,392

Textiles, Apparel & Luxury Goods—3.2%
Li & Fung Ltd.	35,000,000	51,929,638
Mulberry Group plc	500,000	6,493,517

	Shares	Value
Textiles, Apparel & Luxury Goods (Continued)
Pandora AS	800,000	$61,382,855

		119,806,010

Consumer Staples—3.5%
Beverages—1.0%
Boston Beer Co., Inc. (The), Cl. A1	100,000	22,352,000
Monster Beverage Corp.[1]	200,000	14,206,000

		36,558,000

Food & Staples Retailing—0.7%
Fresh Market, Inc. (The)[1]	800,000	26,776,000

Food Products—0.5%
WhiteWave Foods Co.[1]	500,000	16,185,000

Household Products—0.4%
Svenska Cellulosa AB SCA, Cl. B	600,000	15,625,936

Personal Products—0.9%
Dr. Ci:Labo Co. Ltd.	900,000	34,012,838

Energy—0.7%
Oil, Gas & Consumable Fuels—0.7%
Cairn Energy plc[1]	7,000,000	23,936,023

Financials—1.9%
Capital Markets—1.9%
IP Group plc[1,2]	20,538,082	70,530,467

Health Care—27.6%
Biotechnology—8.9%
3-D Matrix Ltd.[1]	900,000	37,930,505
Abcam plc	1,000,000	6,503,027
Ablynx NV1	1,150,000	14,121,433
Arena Pharmaceuticals, Inc.[1]	7,000,000	41,020,000
Cepheid, Inc.[1]	1,600,000	76,704,000
Durata Therapeutics, Inc.[1]	1,000,000	17,030,000
Genmab AS1	1,500,000	64,085,009
Rigel Pharmaceuticals, Inc.[1,2]	5,000,000	18,150,000
Seattle Genetics, Inc.[1]	1,400,000	53,550,000

		329,093,974

1 OPPENHEIMER GLOBAL OPPORTUNITIES FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

	Shares	Value
Health Care Equipment & Supplies—2.6%
Carl Zeiss Meditec AG	1,000,000	$30,676,491
Consort Medical plc[2]	1,757,606	28,697,926
GN Store Nord AS	1,000,000	28,652,331
HeartWare International, Inc.[1]	100,000	8,850,000

		96,876,748

Health Care Technology—1.7%
M3, Inc.	4,000,000	63,618,697

Life Sciences Tools & Services—3.9%
Bruker Corp.[1]	1,700,000	41,259,000
MorphoSys AG1	1,085,000	101,790,356

		143,049,356

Pharmaceuticals—10.5%
H. Lundbeck AS	2,400,000	59,083,416
Merck KGaA	200,000	17,360,784
Nektar Therapeutics[1,2]	24,400,000	312,808,000

		389,252,200

Industrials—10.1%
Aerospace & Defense—2.6%
Boeing Co. (The)	500,000	63,615,000
Hexcel Corp.[1]	800,000	32,720,000

		96,335,000

Commercial Services & Supplies—0.9%
Bilfinger SE	300,000	34,185,445

Electrical Equipment—2.3%
Blue Solutions[1]	360,000	16,949,434
OSRAM Licht AG1	700,000	35,312,294
Vacon OYJ	800,000	32,490,028

		84,751,756

Machinery—3.3%
Albany International Corp., Cl. A	400,000	15,184,000
Arcam AB1,2	1,200,000	39,695,380
Rotork plc	500,000	22,819,156
SLM Solutions Group AG1	750,000	20,539,500
Spirax-Sarco Engineering plc	481,481	22,495,598

		120,733,634

	Shares	Value
Professional Services—1.0%
Acacia Research Corp.	2,100,000	$37,275,000

Information Technology—26.9%
Communications Equipment—1.0%
Alcatel-Lucent[1]	10,000,000	35,858,516

Electronic Equipment, Instruments, & Components—4.0%
Coherent, Inc.[1]	1,000,000	66,170,000
Corning, Inc.	1,000,000	21,950,000
Electrocomponents plc	10,000,000	44,947,387
Fingerprint Cards AB, Cl. B1	2,000,000	14,847,953

		147,915,340

Internet Software & Services—2.1%
Angie’s List, Inc.[1]	1,200,000	14,328,000
Yahoo!, Inc.[1]	1,800,000	63,234,000

		77,562,000

IT Services—2.1%
VeriFone Systems, Inc.[1]	1,000,000	36,750,000
Visa, Inc., Cl. A	200,000	42,142,000

		78,892,000

Semiconductors & Semiconductor Equipment—7.5%
Advanced Micro Devices, Inc.[1]	28,000,000	117,320,000
Aixtron SE1	800,000	11,578,905
Cree, Inc.[1]	500,000	24,975,000
Fairchild Semiconductor International, Inc.[1]	4,998,500	77,976,600
Synaptics, Inc.[1]	500,000	45,320,000

		277,170,505

Software—4.2%
Gemalto NV	300,000	31,081,006
Monitise plc[1]	40,000,000	35,329,251
PTC, Inc.[1]	1,400,000	54,320,000
Qlik Technologies, Inc.[1]	1,000,000	22,620,000
SDL plc[1]	2,000,000	11,713,314

		155,063,571

Technology Hardware, Storage & Peripherals—6.0%
3D Systems Corp.[1]	700,000	41,860,000

2 OPPENHEIMER GLOBAL OPPORTUNITIES FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

	Shares	Value
Technology Hardware, Storage & Peripherals (Continued)
Nokia OYJ	18,000,000	$136,155,367
Stratasys Ltd.[1]	400,000	45,452,000

		223,467,367

Materials—3.8%
Chemicals—3.8%
Croda International plc	500,000	18,851,321
Novozymes AS,Cl. B	1,500,000	75,264,747
Symrise AG	500,000	27,231,343
Toray Industries, Inc.	3,000,000	19,754,354

		141,101,765

Total Common Stocks (Cost $2,634,770,350)		3,649,414,466

	Shares	Value
Investment Company—1.2%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.09%[2,3] (Cost $45,708,028)	45,708,028	$45,708,028

Total Investments, at Value (Cost $2,680,478,378)	99.9%	3,695,122,494
Net Other Assets (Liabilities)	0.1	4,074,632

Net Assets	100.0%	$3,699,197,126

Footnotes to Statement of Investments

1.	Non-income producing security.
2.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2014, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares September 30, 2013	Gross Additions		Gross Reductions	Shares June 30, 2014
Arcam AB	—	1,200,000	[a]	—	1,200,000
Consort Medical plc	—	1,757,606		—	1,757,606
IP Group plc[b]	19,741,000	797,082	[a]	—	20,538,082
Nektar Therapeutics	23,000,000	1,533,606		133,606	24,400,000
Oppenheimer Institutional Money Market Fund, Cl. E	100,720,234	412,851,924		467,864,130	45,708,028
Rigel Pharmaceuticals, Inc.	6,000,000	—		1,000,000	5,000,000

	Value		Income	Realized Loss
Arcam AB	$39,695,380		$—	$—
Consort Medical plc	28,697,926		211,235	—
IP Group plc[b]	—	[c]	—	—
Nektar Therapeutics	312,808,000		—	2,720,675
Oppenheimer Institutional Money Market Fund, Cl. E	45,708,028		33,658	—
Rigel Pharmaceuticals, Inc.	18,150,000		—	7,365,400

Total	$445,059,334		$244,893	$10,086,075

a.	All or portion is the result of a corporate action.
b.	No longer an affiliate as of June 30, 2014.
c.	The security is no longer an affiliate. Therefore, the value has been excluded from this table.

3.	Rate shown is the 7-day yield as of June 30, 2014.

3 OPPENHEIMER GLOBAL OPPORTUNITIES FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings	Value	Percent
United States	$1,864,718,628	50.5%
United Kingdom	504,223,196	13.7
Denmark	288,468,358	7.8
Japan	282,190,598	7.6
Germany	278,675,118	7.5
Finland	168,645,394	4.6
France	123,040,749	3.3
Sweden	70,169,269	1.9
Hong Kong	51,929,638	1.4
Netherlands	31,081,006	0.8
Luxembourg	17,859,107	0.5
Belgium	14,121,433	0.4

Total	$3,695,122,494	100.0%

4 OPPENHEIMER GLOBAL OPPORTUNITIES FUND

NOTES TO STATEMENT OF INVESTMENTS    June 30, 2014    Unaudited

Oppenheimer Global Opportunities Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund’s investment objective is to seek capital appreciation. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is the investment adviser of IMMF, and the Sub-Adviser provides investment and related advisory services to IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.

Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

5 OPPENHEIMER GLOBAL OPPORTUNITIES FUND

NOTES TO STATEMENT OF INVESTMENTS    Unaudited / Continued

Securities Valuation (Continued)

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

6 OPPENHEIMER GLOBAL OPPORTUNITIES FUND

NOTES TO STATEMENT OF INVESTMENTS    Unaudited / Continued

Securities Valuation (Continued)

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

7 OPPENHEIMER GLOBAL OPPORTUNITIES FUND

NOTES TO STATEMENT OF INVESTMENTS    Unaudited / Continued

Securities Valuation (Continued)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of June 30, 2014 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$346,909,000	$546,678,328	$—	$893,587,328
Consumer Staples	79,519,000	49,638,774	—	129,157,774
Energy	—	23,936,023	—	23,936,023
Financials	—	70,530,467	—	70,530,467
Health Care	569,371,000	452,519,975	—	1,021,890,975
Industrials	148,794,000	224,486,835	—	373,280,835
Information Technology	674,417,600	321,511,699	—	995,929,299
Materials	—	141,101,765	—	141,101,765
Investment Company	45,708,028	—	—	45,708,028

Total Assets	$1,864,718,628	$1,830,403,866	$—	$3,695,122,494

Forward currency exchange contracts and future contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2014 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$2,702,491,154
Federal tax cost of other investments	269,118

Total federal tax cost	$2,702,760,272

Gross unrealized appreciation	$1,179,300,931
Gross unrealized depreciation	(186,665,266)

Net unrealized appreciation	$992,635,665

8 OPPENHEIMER GLOBAL OPPORTUNITIES FUND

Item 2.	Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 6/30/2014, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Global Opportunities Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date: 8/8/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date: 8/8/2014

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date: 8/8/2014